UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07458
Tweedy, Browne Fund Inc.

(Exact name of registrant as specified in charter)
350 Park Avenue, 9th Floor
New York, NY 10022

(Address of principal executive offices) (Zip code)
M. Gervase Rosenberger
Tweedy, Browne Company LLC
350 Park Avenue, 9th Floor
New York, NY 10022

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-916-0600
Date of fiscal year end: March 31
Date of reporting period: December 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
Tweedy, Browne Global Value Fund
Portfolio of Investments
December 31, 2010 (Unaudited)

		Value
Shares		(Note 1)
	COMMON STOCKS—92.3%
	Canada—1.1%
750,000	National Bank of Canada, Toronto	$51,718,412

	Czech Republic—0.0%†
2,800	Philip Morris CR a.s.	1,533,078

	Finland—3.0%
2,500,000	Kone Oyj, Class B	139,520,532

	France—6.6%
7,745,736	CNP Assurances	140,333,729
600,949	Teleperformance	20,356,532
2,757,370	Total SA	146,670,585

		307,360,846

	Germany—14.7%
2,289,458	Henkel AG & Company, KGaA	118,602,408
957,807	Krones AG ††	60,327,925
42,354	KSB AG	35,114,597
771,000	Linde AG	117,448,183
986,000	Muenchener Rueckversicherungs-Gesellschaft AG	150,067,345
1,242,000	Springer (Axel) Verlag AG	203,276,049

		684,836,507

	Hong Kong—1.2%
2,002,500	Jardine Strategic Holdings Ltd.	55,429,200

	Ireland—0.0%†
1,111,317	Unidare PLC ††	89,453

	Italy—1.7%
144,268	Buzzi Unicem SPA	1,652,847
4,467,000	Mediaset SPA	27,131,837
5,000,000	Mondadori (Arnoldo) Editore SPA ††	17,775,452
4,795,392	Sol SPA	31,715,811

		78,275,947

	Japan—6.7%
545,600	Aica Kogyo Company Ltd.	6,424,363
1,594,700	Canon, Inc.	82,777,720
306,800	Daikoku Denki Company Ltd.	3,930,278
200,000	Daiwa Industries Ltd.	1,018,433
2,064,000	Fujitec Company Ltd.	10,510,227
446,600	Fukuda Denshi Company Ltd.	12,240,821
1,073,600	Hi-Lex Corporation	17,406,868
1,577,500	Honda Motor Company Ltd.	62,532,057
210,000	Kaga Electronics Company Ltd.	2,692,806
321,000	Katsuragawa Electric Company Ltd. ††	759,904
133,000	Kawasumi Laboratories, Inc.	905,197
1,329,500	Kuroda Electric Company Ltd.	18,670,865
69,100	Mandom Corporation	1,874,360
21,670	Medikit Company Ltd.	6,842,595
38,214	Milbon Company Ltd.	1,005,942
307,100	Mirai Industry Company Ltd.	3,226,055
162,780	Nippon Kanzai Company Ltd.	2,699,453
471,800	Nippon Konpo Unyu Soko Company Ltd.	5,747,345
420,500	Nitto FC Company Ltd.	2,229,394
72,700	Ryoyo Electro Corporation	847,965
349,200	Sangetsu Company Ltd.	8,202,034
400,000	Shinko Shoji Company Ltd.	3,343,814
172,000	SK Kaken Company Ltd.	6,574,194
468,100	T. Hasegawa Company Ltd.	7,976,255
1,281,300	Takata Corporation	37,946,891
200,000	Tomen Electronics Corporation	2,944,331

		311,330,167

	Mexico—4.4%
1,327,219	Coca-Cola Femsa SA de CV, Sponsored ADR †††	109,402,662
7,925,000	Embotelladoras Arca SA de CV	38,558,396
19,106,285	Grupo Continental SA	54,527,423

		202,488,481

	Netherlands—9.2%
2,093,000	Akzo Nobel NV	130,522,940
23,620	Crown Van Gelder Gemeenschappelijk Bezit NV	229,733
3,998,000	Heineken Holding NV	174,447,552
350,000	Imtech NV	13,330,248
1,000,000	Telegraaf Media Groep NV	20,056,077
307,955	TKH Group NV	8,101,578
2,568,554	Unilever NV, CVA	80,287,772

		426,975,900

	Norway—2.1%
3,292,890	Schibsted ASA	97,441,218

	Singapore—2.1%
19,881,000	Fraser and Neave Ltd.	99,478,717

	South Korea—2.4%
150,900	Daegu Department Store Company Ltd.	1,808,300
11,330	Daehan City Gas Company Ltd. ††	290,513
90,974	Hanil Cement Company Ltd. ††	4,809,622
15,347	Ottogi Corporation ††	1,757,961
8,557	Samchully Company Ltd. ††	836,926
8,305	SK Gas Company Ltd. ††	293,445
241,172	SK Telecom Company Ltd.	36,869,629
3,437,422	SK Telecom Company Ltd., ADR	64,039,172

		110,705,568

	Spain—2.2%
9,253,000	Gestevision Telecinco SA	102,161,482

	Sweden—0.0%†
63,360	Cloetta Fazer AB, B Shares	364,731

	Switzerland—18.7%
186,990	Coltene Holding AG	11,434,857
788,000	Compagnie Financiere Richemont AG	46,497,157
354,835	Daetwyler Holding AG, Bearer	29,502,964
18,783	Loeb Holding AG	3,699,773
3,500,000	Nestle SA, Registered	205,584,165
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund
Portfolio of Investments
December 31, 2010 (Unaudited)

			Value
Shares			(Note 1)
	Switzerland (continued)
8	Neue Zuercher Zeitung ††		$587,920
2,416,530	Novartis AG, Registered		142,461,456
44,724	Phoenix Mecano AG		31,668,104
185,918	PubliGroupe SA, Registered ††		21,741,296
984,000	Roche Holding AG		144,628,259
182,827	Siegfried Holding AG ††		17,751,146
5,000	Sika AG, Bearer		11,002,038
432,618	Tamedia AG		57,598,856
857	Zehnder Group AG		2,087,104
568,000	Zurich Financial Services AG		147,591,031

			873,836,126

	Thailand—0.8%
7,953,400	Bangkok Bank Public Company Ltd., NVDR		38,784,203

	United Kingdom—7.7%
1,521,000	AGA Foodservice Group PLC		2,411,130
2,453,599	BBA Group PLC		8,512,746
2,200,000	Carclo PLC		8,318,330
2,775,758	Daily Mail & General Trust, Class A		24,945,364
8,225,426	Diageo PLC, Sponsored ADR		152,606,523
1,000,000	G4S PLC		3,986,160
1,397,625	Headlam Group PLC		6,860,007
3,789,400	Provident Financial PLC		51,853,518
5,008,221	TT Electronics PLC		13,486,780
2,849,351	Unilever PLC		87,571,462

			360,552,020

	United States—7.7%
75,700	American National Insurance Company		6,481,434
1,094,821	Baxter International, Inc.		55,419,839
436	Berkshire Hathaway Inc., Class A ††		52,516,200
301	Berkshire Hathaway Inc., Class B ††		24,113
587,000	ConocoPhillips		39,974,700
49,250	Devon Energy Corporation		3,866,618
528,400	Johnson & Johnson		32,681,540
2,638,686	Philip Morris International, Inc.		154,442,292
269,276	Transatlantic Holdings, Inc.		13,900,027

			359,306,763

	Miscellaneous—0.0%†
	Undisclosed security*		22,193

	TOTAL COMMON STOCKS (COST $2,495,199,878)		4,302,211,544

	PREFERRED STOCKS—0.2%
166,388	Adris Grupa d.d.		7,956,024
543,870	Villeroy & Boch AG ††		3,319,795

	TOTAL PREFERRED STOCKS (COST $14,958,803)		11,275,819

	REGISTERED INVESTMENT COMPANY—6.8%
315,237,306	Dreyfus Government Prime Cash Management		315,237,306

	TOTAL REGISTERED INVESTMENT COMPANY (COST $315,237,306)		315,237,306

Face Value
	CONVERTIBLE CORPORATE BOND—0.1%
	Switzerland—0.1%
CHF 5,223,200	Siegfried Holding AG, 5.000%, 5/5/11		6,406,419

	TOTAL CONVERTIBLE CORPORATE BOND (COST $4,852,020)		6,406,419

	U.S. TREASURY BILL—2.7%
$125,000,000	0.151% ** due 5/5/11 †††		124,937,750

TOTAL U.S. TREASURY BILL (COST $124,934,986)			124,937,750

TOTAL INVESTMENTS (Cost $2,955,182,993***)		102.1%	4,760,068,838
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)		(2.2)	(102,485,368)
OTHER ASSETS AND LIABILITIES (Net)		0.1	5,730,587

NET ASSETS		100.0%	$4,663,314,057

*	“Undisclosed Security” represents an issuer, generally a smaller capitalization issuer, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.

**	Rate represents annualized yield at date of purchase.

***	Aggregate cost for federal tax purposes is $2,955,182,993.

†	Amount represents less than 0.1% of net assets.

††	Non-income producing security.

†††	All or a portion of this security has been segregated to cover certain open forward contracts. At December 31, 2010, liquid assets totaling $139,387,722 have been segregated to cover such open forward contracts.
Abbreviations:

  ADR — American Depositary Receipt

  CHF — Swiss Franc

  CVA — Certificaaten van aandelen (Share Certificates)

NVDR — Non Voting Depository Receipt
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund
Sector Diversification
December 31, 2010 (Unaudited)

Percentage of
Sector Diversification	Net Assets
COMMON STOCKS:
Media	12.3%
Beverage	11.4
Insurance	11.0
Capital Goods	9.0
Food	8.1
Pharmaceuticals, Biotechnology & Life Sciences	7.2
Materials	6.9
Energy	4.1
Tobacco	3.3
Technology Hardware & Equipment	3.1
Household & Personal Products	2.6
Automobiles & Components	2.5
Diversified Financials	2.3
Telecommunication Services	2.2
Banks	1.9
Health Care Equipment & Services	1.9
Consumer Durables & Apparel	1.5
Commercial Services & Supplies	0.6
Transportation	0.3
Retailing	0.1
Utilities	0.0 †

Total Common Stocks	92.3

Preferred Stocks	0.2
Registered Investment Company	6.8
Convertible Corporate Bond	0.1
U.S. Treasury Bill	2.7
Unrealized Depreciation on Forward Contracts (Net)	(2.2)
Other Assets and Liabilities (Net)	0.1

Net Assets	100.0%

†	Amount represents less than 0.1% of net assets
Portfolio Composition
December 31, 2010 (Unaudited)

†	Amount represents less than 1% of net assets

††	Includes Unrealized Depreciation on Forward Contracts (Net)
Schedule of Forward Exchange Contracts
December 31, 2010 (Unaudited)

		Counter-	Contract	Contract Value on	Value 12/31/10	Unrealized
Contracts		party	Value Date	Origination Date	(Note 1)	Gain (Loss)
FORWARD EXCHANGE CONTRACT TO BUY(a)
25,000,000	European Union Euro	NTC	2/11/11	$32,708,749	$33,535,890	$827,141
175,000,000	Mexican Peso	SSB	1/18/11	13,865,494	14,175,321	309,827
18,000,000	Swiss Franc	NTC	2/8/11	17,994,601	19,320,446	1,325,845

TOTAL				$64,568,844	$67,031,657	$2,462,813

FORWARD EXCHANGE CONTRACTS TO SELL(a)
15,000,000	Canadian Dollar	JPM	5/19/11	$(14,600,672)	$(15,043,829)	$(443,157)
20,000,000	Canadian Dollar	JPM	6/15/11	(18,825,301)	(20,042,992)	(1,217,691)
6,000,000	Canadian Dollar	NTC	8/4/11	(5,740,803)	(6,002,739)	(261,936)
50,000,000	European Union Euro	NTC	2/11/11	(69,677,001)	(67,071,780)	2,605,221
40,000,000	European Union Euro	NTC	3/31/11	(53,599,997)	(53,645,910)	(45,913)
75,000,000	European Union Euro	BOA	4/20/11	(101,650,506)	(100,576,100)	1,074,406
25,000,000	European Union Euro	JPM	4/26/11	(33,906,254)	(33,524,368)	381,886
45,000,000	European Union Euro	BNY	5/10/11	(59,840,099)	(60,339,672)	(499,573)
25,000,000	European Union Euro	NTC	5/19/11	(31,698,751)	(33,520,543)	(1,821,792)
90,000,000	European Union Euro	JPM	6/6/11	(111,761,994)	(120,663,068)	(8,901,074)
45,000,000	European Union Euro	BOA	6/15/11	(53,917,198)	(60,328,767)	(6,411,569)
75,000,000	European Union Euro	BOA	8/4/11	(97,271,256)	(100,522,961)	(3,251,705)
40,000,000	European Union Euro	CIT	8/9/11	(52,223,200)	(53,610,916)	(1,387,716)
120,000,000	European Union Euro	SSB	9/9/11	(152,459,999)	(160,808,028)	(8,348,029)
100,000,000	European Union Euro	SSB	9/20/11	(128,348,994)	(133,999,381)	(5,650,387)
75,000,000	European Union Euro	SSB	9/28/11	(100,087,503)	(100,495,523)	(408,020)

(a)	Primary risk exposure being hedged against is currency risk.
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund
Schedule of Forward Exchange Contracts
December 31, 2010 (Unaudited)

			Counter-	Contract	Contract Value on	Value 12/31/10	Unrealized
Contracts			party	Value Date	Origination Date	(Note 1)	Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO SELL (a) (continued)
	100,000,000	European Union Euro	BOA	10/18/11	$(138,827,997)	$(133,980,028)	$4,847,969
	40,000,000	European Union Euro	CIT	10/20/11	(55,126,602)	(53,591,451)	1,535,151
	60,000,000	European Union Euro	CIT	10/25/11	(83,826,899)	(80,385,077)	3,441,822
	35,000,000	European Union Euro	NTC	11/23/11	(47,005,173)	(46,884,191)	120,982
	12,000,000	European Union Euro	BNY	11/30/11	(16,246,800)	(16,073,992)	172,808
	30,000,000	Great Britain Pound Sterling	CIT	2/8/11	(47,871,900)	(46,955,091)	916,809
	8,000,000	Great Britain Pound Sterling	CIT	4/20/11	(12,269,440)	(12,513,397)	(243,957)
	27,000,000	Great Britain Pound Sterling	BNY	4/26/11	(41,764,950)	(42,229,947)	(464,997)
	10,000,000	Great Britain Pound Sterling	BNY	5/19/11	(14,834,000)	(15,636,788)	(802,788)
	20,000,000	Great Britain Pound Sterling	NTC	9/20/11	(30,775,600)	(31,223,004)	(447,404)
	20,000,000	Great Britain Pound Sterling	CIT	10/18/11	(31,755,400)	(31,210,642)	544,758
	10,000,000	Great Britain Pound Sterling	CIT	11/23/11	(15,803,800)	(15,597,365)	206,435
	12,000,000	Great Britain Pound Sterling	CIT	11/30/11	(19,046,160)	(18,714,982)	331,178
	4,225,000,000	Japanese Yen	BOA	2/28/11	(46,607,832)	(52,125,897)	(5,518,065)
	2,000,000,000	Japanese Yen	BOA	3/9/11	(22,626,994)	(24,677,391)	(2,050,397)
	2,000,000,000	Japanese Yen	NTC	4/20/11	(21,528,293)	(24,690,135)	(3,161,842)
	1,300,000,000	Japanese Yen	BNY	5/19/11	(14,093,210)	(16,054,993)	(1,961,783)
	4,500,000,000	Japanese Yen	JPM	6/28/11	(49,961,141)	(55,605,590)	(5,644,449)
	2,000,000,000	Japanese Yen	NTC	9/20/11	(24,017,965)	(24,757,170)	(739,205)
	700,000,000	Mexican Peso	SSB	1/18/11	(52,320,801)	(56,701,284)	(4,380,483)
	230,000,000	Mexican Peso	BNY	2/11/11	(17,062,948)	(18,597,881)	(1,534,933)
	350,000,000	Mexican Peso	JPM	5/10/11	(27,358,712)	(28,077,125)	(718,413)
	330,000,000	Mexican Peso	CIT	5/31/11	(24,287,029)	(26,422,570)	(2,135,541)
	240,000,000	Mexican Peso	NTC	6/1/11	(17,452,642)	(19,214,681)	(1,762,039)
	515,000,000	Mexican Peso	NTC	10/28/11	(40,080,004)	(40,533,049)	(453,045)
	350,000,000	Mexican Peso	SSB	11/4/11	(27,298,963)	(27,523,713)	(224,750)
	120,000,000	Norwegian Krone	SSB	2/8/11	(19,898,188)	(20,605,053)	(706,865)
	235,000,000	Norwegian Krone	BNY	9/28/11	(39,084,589)	(39,858,662)	(774,073)
	70,000,000	Norwegian Krone	BNY	10/25/11	(11,878,500)	(11,855,490)	23,010
	23,000,000	Singapore Dollar	BNY	6/15/11	(16,234,683)	(17,954,154)	(1,719,471)
	35,000,000	Singapore Dollar	SSB	11/30/11	(26,972,042)	(27,320,408)	(348,366)
	22,000,000,000	South Korean Won	JPM	3/31/11	(18,967,152)	(19,293,168)	(326,016)
	50,000,000,000	South Korean Won	JPM	5/9/11	(44,551,368)	(43,808,156)	743,212
	20,000,000,000	South Korean Won	JPM	8/4/11	(16,556,291)	(17,495,669)	(939,378)
	20,000,000,000	South Korean Won	BOA	8/9/11	(16,645,859)	(17,494,734)	(848,875)
	45,000,000,000	South Korean Won	JPM	9/28/11	(38,535,645)	(39,342,122)	(806,477)
	75,000,000	Swiss Franc	NTC	2/8/11	(71,364,004)	(80,501,859)	(9,137,855)
	45,000,000	Swiss Franc	CIT	5/10/11	(41,981,528)	(48,361,304)	(6,379,776)
	47,000,000	Swiss Franc	CIT	8/23/11	(45,083,933)	(50,595,602)	(5,511,669)
	44,000,000	Swiss Franc	NTC	8/31/11	(43,168,150)	(47,372,256)	(4,204,106)
	110,000,000	Swiss Franc	BOA	10/11/11	(113,157,083)	(118,509,632)	(5,352,549)
	95,000,000	Swiss Franc	BNY	10/18/11	(98,245,034)	(102,360,884)	(4,115,850)
	40,000,000	Swiss Franc	CIT	10/20/11	(41,784,403)	(43,100,722)	(1,316,319)
	60,000,000	Swiss Franc	JPM	10/25/11	(62,945,866)	(64,656,343)	(1,710,477)
	70,000,000	Swiss Franc	BNY	11/23/11	(70,766,400)	(75,468,012)	(4,701,612)
	325,000,000	Thailand Baht	BNY	5/10/11	(9,970,854)	(10,748,194)	(777,340)
	325,000,000	Thailand Baht	JPM	5/19/11	(10,000,000)	(10,745,484)	(745,484)
	290,000,000	Thailand Baht	BNY	8/4/11	(8,917,589)	(9,566,853)	(649,264)
	180,000,000	Thailand Baht	BOA	10/25/11	(5,994,006)	(5,923,359)	70,647

TOTAL					$(2,898,163,950)	$(3,003,112,131)	$(104,948,181)

Unrealized Depreciation on Forward Contracts (Net)							$(102,485,368)

(a)	Primary risk exposure being hedged against is currency risk.
Counterparty Abbreviations:
BOA — Bank of America

BNY — BNY Mellon

CIT — Citibank

JPM — JP Morgan Chase

NTC — Northern Trust

SSB — State Street
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II — Currency Unhedged
Portfolio of Investments
December 31, 2010 (Unaudited)

		Value
Shares		(Note 1)
	COMMON STOCKS— 75.3%
	Finland— 0.1%
1,800	Kone Oyj, Class B	$100,455

	France— 8.5%
131,667	CNP Assurances	2,385,483
38,675	Teleperformance	1,310,076
46,100	Total SA	2,452,161

		6,147,720

	Germany — 6.6%
32,370	Henkel AG & Company, KgaA	1,676,886
4,415	Krones AG †	278,081
14,415	Muenchener Rueckversicherungs-Gesellschaft AG	2,193,936
3,950	Springer (Axel) Verlag AG	646,490

		4,795,393

	Hong Kong—1.1%
28,500	Jardine Strategic Holdings Ltd.	788,880

	Italy— 4.0%
53,200	Buzzi Unicem SPA	609,501
65,400	Davide Campari-Milano SPA	427,279
29,100	Marr SPA	338,663
181,400	Mediaset SPA	1,101,794
62,000	Sol SPA	410,056

		2,887,293

	Japan—6.7%
12,900	Canon, Inc.	669,613
22,000	Daiwa Industries Ltd.	112,028
22,900	Honda Motor Company Ltd.	907,755
43,500	Kaga Electronics Company Ltd.	557,795
16,900	Mandom Corporation	458,418
21,120	Milbon Company Ltd.	555,961
20,000	Nagase & Company Ltd.	259,170
13,600	Nippon Kanzai Company Ltd.	225,535
20,000	Ryoyo Electro Corporation	233,278
4,400	SK Kaken Company Ltd.	168,177
13,000	T. Hasegawa Company Ltd.	221,515
11,700	Takata Corporation	346,506
10,100	Tomen Electronics Corporation	148,689

		4,864,440

	Mexico—1.0%
105,000	Embotelladoras Arca SA de CV	510,868
80,000	Grupo Continental SA	228,312

		739,180

	Netherlands—6.9%
28,300	Akzo Nobel NV	1,764,835
42,800	Heineken Holding NV	1,867,523
45,000	Unilever NV, CVA	1,406,608

		5,038,966

	Singapore—0.8%
66,000	Fraser and Neave Ltd.	330,245
330,000	Metro Holdings Ltd.	222,825

		553,070

	South Korea—2.7%
8,375	Dongsuh Companies, Inc. †	279,683
2,900	Ottogi Corporation †	332,188
3,990	Samchully Company Ltd. †	390,246
9,800	SK Gas Company Ltd. †	346,268
32,050	SK Telecom Company Ltd., ADR	597,091

		1,945,476

	Spain—1.0%
64,870	Gestevision Telecinco SA	716,223

	Switzerland—14.7%
35,000	Nestle SA, Registered	2,055,842
35,100	Novartis AG, Registered	2,069,247
1,200	PubliGroupe SA, Registered †	140,328
17,200	Roche Holding AG	2,528,055
6,377	Schindler Holding AG	765,568
2,955	Siegfried Holding AG †	286,909
105	Tamedia AG	13,980
122	Zehnder Group AG	297,114
9,625	Zurich Financial Services AG	2,500,992

		10,658,035

	Thailand—0.8%
119,500	Bangkok Bank Public Company Ltd., NVDR	582,733

	United Kingdom—12.1%
189,000	BAE Systems PLC	976,500
14,600	British American Tobacco PLC	563,121
53,000	Carclo PLC	200,396
118,300	Diageo PLC, Sponsored ADR	2,194,823
63,500	GlaxoSmithKline PLC	1,232,798
343,300	Hays PLC	692,824
119,700	Headlam Group PLC	587,527
154,800	Home Retail Group PLC	456,855
99,115	Provident Financial PLC	1,356,273
200,000	TT Electronics PLC	538,586

		8,799,703

	United States—7.2%
15,825	Baxter International, Inc.	801,062
12,450	ConocoPhillips	847,845
4,145	Home Depot, Inc.	145,324
24,600	Johnson & Johnson	1,521,510
32,915	Philip Morris International, Inc.	1,926,515

		5,242,256

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II — Currency Unhedged
Sector Diversification
December 31, 2010 (Unaudited)

			Value
Shares			(Note 1)
	Miscellaneous—1.1%
	Undisclosed securities*		$825,473

	TOTAL COMMON STOCKS (COST $49,564,696)		54,685,296

	PREFERRED STOCKS—0.3%
265	KSB AG		206,906

	TOTAL PREFERRED STOCKS (COST $159,205)		206,906

	REGISTERED INVESTMENT COMPANY—24.3%
17,680,636	Dreyfus Government Prime Cash Management		17,680,636

	TOTAL REGISTERED INVESTMENT COMPANY (COST $17,680,636)		17,680,636

TOTAL INVESTMENTS (Cost $67,404,537**)		99.9%	72,572,838
OTHER ASSETS AND LIABILITIES (Net)		0.1	69,409

NET ASSETS		100.0%	$72,642,247

*	“Undisclosed Securities” represents issuers, generally smaller capitalization issuers, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.

**	Aggregate cost for federal tax purposes is $67,404,537.

†	Non-income producing security.
Abbreviations:
ADR — American Depositary Receipt

CVA — Certificaaten van aandelen (Share Certificates)

NVDR — Non Voting Depository Receipt
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II — Currency Unhedged
Sector Diversification
December 31, 2010 (Unaudited)

Percentage of
Sector Diversification	Net Assets
COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	10.5%
Insurance	9.8
Beverage	7.2
Capital Goods	5.6
Food	5.2
Energy	5.0
Materials	4.7
Household & Personal Products	3.7
Media	3.6
Technology Hardware & Equipment	3.6
Tobacco	3.4
Commercial Services & Supplies	3.1
Retailing	2.3
Diversified Financials	1.9
Automobiles & Components	1.7
Health Care Equipment & Services	1.1
Telecommunication Services	0.8
Banks	0.8
Utilities	0.5
Food & Staples Retailing	0.5
Consumer Durables & Apparel	0.3

Total Common Stocks	75.3

Preferred Stocks	0.3
Registered Investment Company	24.3
Other Assets and Liabilities (Net)	0.1

Net Assets	100.0%

Portfolio Composition
December 31, 2010 (Unaudited)

† Amount represents less than 1% of net assets
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund
Portfolio of Investments
December 31, 2010 (Unaudited)

		Value
Shares		(Note 1)
	COMMON STOCKS—93.0%
	France—4.9%
436,400	CNP Assurances	$7,906,497
242,400	Total SA	12,893,790

		20,800,287

	Germany—9.3%
193,000	Henkel AG & Company, KGaA	9,998,115
36,000	Krones AG †	2,267,477
43,000	Linde AG	6,550,288
82,470	Muenchener Rueckversicherungs-Gesellschaft AG	12,551,779
50,600	Springer (Axel) Verlag AG	8,281,617

		39,649,276

	Japan—2.6%
148,100	Canon, Inc.	7,687,578
87,000	Honda Motor Company Ltd.	3,448,678

		11,136,256

	Mexico—0.4%
565,000	Grupo Continental SA	1,612,453

	Netherlands—7.1%
72,500	Akzo Nobel NV	4,521,220
373,000	Heineken Holding NV	16,275,372
297,691	Unilever NV, ADR	9,347,497

		30,144,089

	South Korea—0.9%
206,544	SK Telecom Company Ltd., ADR	3,847,915

	Spain—1.7%
669,070	Gestevision Telecinco SA	7,387,137

	Switzerland—13.9%
360,600	Nestle SA, Registered, Sponsored ADR	21,210,492
201,255	Novartis AG, Registered	11,864,566
83,400	Roche Holding AG	12,258,127
52,000	Zurich Financial Services AG	13,511,855

		58,845,040

	United Kingdom—6.0%
256,000	Diageo PLC, Sponsored ADR	19,028,480
205,000	Unilever PLC, Sponsored ADR	6,330,400

		25,358,880

	United States—46.2%
94,535	3M Company	8,158,370
75,523	American National Insurance Company	6,466,279
98,570	Avatar Holdings Inc. †	1,953,657
158,000	Bank of New York Mellon Corporation/The	4,771,600
176,890	Baxter International, Inc.	8,954,172
80	Berkshire Hathaway Inc., Class A †	9,636,000
626	Berkshire Hathaway Inc., Class B †	50,149
194,600	Broadridge Financial Solutions, Inc.	4,267,578
325,528	Brown & Brown, Inc.	7,793,140
230,068	Comcast Corporation, Special Class A	4,787,715
153,905	ConocoPhillips	10,480,930
136,105	Devon Energy Corporation	10,685,604
148,200	Emerson Electric Company	8,472,594
236,780	Federated Investors, Inc., Class B	6,196,533
75,560	FinishMaster, Inc.	1,582,982
100,804	Henry Schein, Inc. †	6,188,358
194,449	Johnson & Johnson	12,026,671
357,000	Leucadia National Corporation	10,417,260
18,500	Mastercard, Inc., Class A	4,146,035
52,084	National Western Life Insurance Company, Class A	8,683,444
98,000	Norfolk Southern Corporation	6,156,360
263,847	Philip Morris International, Inc.	15,442,965
199,032	Transatlantic Holdings, Inc.	10,274,032
137,202	UniFirst Corporation	7,552,970
88,835	Union Pacific Corporation	8,231,451
238,000	Wal-Mart Stores, Inc.	12,835,340

		196,212,189

	TOTAL COMMON STOCKS (COST $248,529,679)	394,993,522

	REGISTERED INVESTMENT COMPANY—4.9%
20,876,381	Dreyfus Government Prime Cash Management	20,876,381

	TOTAL REGISTERED INVESTMENT COMPANY (COST $20,876,381)	20,876,381

Face Value
	U.S. TREASURY BILL—3.1%
$13,000,000	0.176% * due 6/16/11 ††		12,989,808

	TOTAL U.S. TREASURY BILL (COST $12,989,420)		12,989,808

TOTAL INVESTMENTS (Cost $282,395,480**)		101.0%	428,859,711
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)		(0.6)	(2,664,156)
OTHER ASSETS AND LIABILITIES (Net)		(0.4)	(1,580,678)

NET ASSETS		100.0%	$424,614,877

*	Rate represents annualized yield at date of purchase.

**	Aggregate cost for federal tax purposes is $282,395,480.

†	Non-income producing security.

††	All or a portion of this security has been segregated to cover certain open forward contracts. At December 31, 2010, liquid assets totaling $3,996,864 have been segregated to cover such open forward contracts.
Abbreviations:

ADR — American Depositary Receipt
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund
Sector Diversification
December 31, 2010 (Unaudited)

Percentage of
Sector Diversification	Net Assets
COMMON STOCKS:
Insurance	18.1%
Beverage	8.7
Food	8.7
Pharmaceuticals, Biotechnology & Life Sciences	8.5
Energy	8.0
Diversified Financials	5.0
Media	4.8
Capital Goods	4.4
Tobacco	3.6
Health Care Equipment & Services	3.6
Transportation	3.4
Food & Staples Retailing	3.0
Materials	2.6
Household & Personal Products	2.4
Software & Services	2.0
Technology Hardware & Equipment	1.8
Consumer Durables & Apparel	1.8
Automobiles & Components	1.2
Telecommunication Services	0.9
Real Estate	0.5

Total Common Stocks	93.0

Registered Investment Company	4.9
U.S. Treasury Bill	3.1
Unrealized Depreciation on Forward Contracts (Net)	(0.6)
Other Assets and Liabilities (Net)	(0.4)

Net Assets	100.0%

Portfolio Composition
December 31, 2010 (Unaudited)

†	Amount represents less than 1% of net assets

††	Includes Unrealized Depreciation on Forward Contracts (Net)
Schedule of Forward Exchange Contracts
December 31, 2010 (Unaudited)

		Counter-	Contract	Contract Value on	Value 12/31/10	Unrealized
Contracts		party	Value Date	Origination Date	(Note 1)	Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO SELL(a)
13,000,000	European Union Euro	NTC	2/11/11	$(18,116,020)	$(17,438,663)	$677,357
8,000,000	European Union Euro	BNY	5/10/11	(10,638,240)	(10,727,053)	(88,813)
4,000,000	European Union Euro	NTC	5/19/11	(5,071,800)	(5,363,287)	(291,487)
6,000,000	European Union Euro	CIT	7/28/11	(7,742,880)	(8,042,116)	(299,236)
9,000,000	European Union Euro	CIT	8/9/11	(11,750,220)	(12,062,456)	(312,236)
5,000,000	European Union Euro	CIT	10/25/11	(6,985,575)	(6,698,756)	286,819
5,000,000	European Union Euro	NTC	11/23/11	(6,715,025)	(6,697,742)	17,283
13,500,000	European Union Euro	BNY	11/30/11	(18,277,650)	(18,083,241)	194,409
4,000,000	Great Britain Pound Sterling	SSB	8/9/11	(6,220,480)	(6,248,297)	(27,817)
1,500,000	Great Britain Pound Sterling	NTC	8/31/11	(2,329,500)	(2,342,385)	(12,885)
2,500,000	Great Britain Pound Sterling	CIT	11/30/11	(3,967,950)	(3,898,955)	68,995
275,000,000	Japanese Yen	JPM	2/10/11	(3,055,556)	(3,392,200)	(336,644)
3,000,000,000	South Korean Won	JPM	5/9/11	(2,673,082)	(2,628,489)	44,593
5,000,000	Swiss Franc	NTC	2/8/11	(4,757,600)	(5,366,790)	(609,190)
3,500,000	Swiss Franc	BOA	7/28/11	(3,343,204)	(3,766,166)	(422,962)
4,500,000	Swiss Franc	JPM	8/9/11	(4,342,787)	(4,843,158)	(500,371)
3,500,000	Swiss Franc	NTC	8/31/11	(3,433,830)	(3,768,247)	(334,417)
7,500,000	Swiss Franc	JPM	10/25/11	(7,868,233)	(8,082,043)	(213,810)
7,500,000	Swiss Franc	BNY	11/23/11	(7,582,114)	(8,085,858)	(503,744)

TOTAL				$(134,871,746)	$(137,535,902)	$(2,664,156)

Unrealized Depreciation on Forward Contracts (Net)						$(2,664,156)

(a)	Primary risk exposure being hedged against is currency risk.
Counterparty Abbreviations:
BOA — Bank of America

BNY — BNY Mellon

CIT — Citibank

JPM — JP Morgan Chase

NTC — Northern Trust

SSB — State Street
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund
Portfolio of Investments
December 31, 2010 (Unaudited)

		Value
Shares		(Note 1)
	COMMON STOCKS—85.8%
	Australia—1.6%
880,800	Metcash Ltd.	$3,710,778

	Canada—2.5%
135,500	IGM Financial, Inc.	5,926,463

	France—6.8%
458,685	CNP Assurances	8,310,247
148,870	Total SA	7,918,723

		16,228,970

	Germany—3.2%
50,600	Muenchener Rueckversicherungs-Gesellschaft AG	7,701,225

	Italy—5.0%
329,840	Eni SPA	7,230,364
792,000	Mediaset SPA	4,810,480

		12,040,844

	Mexico—0.7%
355,045	Embotelladoras Arca SA de CV	1,727,440

	Netherlands—3.3%
47,880	Akzo Nobel NV	2,985,876
159,109	Unilever NV, CVA	4,973,424

		7,959,300

	South Korea—2.0%
250,320	SK Telecom Company Ltd., ADR	4,663,462

	Switzerland—11.5%
56,265	Nestle SA, Registered	3,304,912
126,500	Novartis AG, Registered	7,457,542
57,800	Roche Holding AG	8,495,440
32,400	Zurich Financial Services AG	8,418,925

		27,676,819

	United Kingdom—15.1%
1,347,425	BAE Systems PLC	6,961,693
104,675	British American Tobacco PLC	4,037,308
385,300	Diageo PLC, Sponsored ADR	7,148,480
139,505	GlaxoSmithKline PLC	2,708,369
371,400	Pearson PLC	5,861,365
264,615	Provident Financial PLC	3,620,948
2,272,400	Vodafone Group PLC	5,898,827

		36,236,990

	United States—34.1%
144,900	Arthur J. Gallagher & Company	4,213,692
166,650	AT&T, Inc.	4,896,177
115,000	Automatic Data Processing, Inc.	5,322,200
60,460	Coca-Cola Company/The	3,976,454
91,010	ConocoPhillips	6,197,781
72,670	Emerson Electric Company	4,154,544
170,880	Exelon Corporation	7,115,443
278,615	Federated Investors, Inc., Class B	7,291,355
111,600	Genuine Parts Company	5,729,544
122,970	Johnson & Johnson	7,605,695
152,775	Kimberly-Clark Corporation	9,630,936
50,970	Lockheed Martin Corporation	3,563,313
32,294	McDonald’s Corporation	2,478,887
119,755	Philip Morris International, Inc.	7,009,260
90,360	Sysco Corporation	2,656,584

		81,841,865

	TOTAL COMMON STOCKS (COST $185,972,485)	205,714,156

	REGISTERED INVESTMENT COMPANY—6.4%
15,429,395	Dreyfus Government Prime Cash Management	15,429,395

	TOTAL REGISTERED INVESTMENT COMPANY (COST $15,429,395)	15,429,395

Face Value
	TREASURY BILLS—7.7%
	Germany—5.6%
€10,000,000	0.439% * due 1/12/11		13,413,995

	United States—2.1%
$5,000,000	0.176% * due 6/16/11		4,996,080

	TOTAL TREASURY BILLS (COST $19,078,080)		18,410,075

TOTAL INVESTMENTS (Cost $220,479,960**)		99.9%	239,553,626
OTHER ASSETS AND LIABILITIES (Net)		0.1	350,767

NET ASSETS		100.0%	$239,904,393

*	Rate represents annualized yield at date of purchase.

**	Aggregate cost for federal tax purposes is $220,479,960.
Abbreviations:
ADR — American Depositary Receipt
CVA — Certificaaten van aandelen (Share Certificates)
€ — European Union Euro
SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund
Sector Diversification
December 31, 2010 (Unaudited)

Percentage of
Sector Diversification	Net Assets
COMMON STOCKS:
Insurance	11.9%
Pharmaceuticals, Biotechnology & Life Sciences	11.0
Energy	8.9
Diversified Financials	7.0
Telecommunication Services	6.4
Capital Goods	6.1
Beverage	5.4
Tobacco	4.6
Media	4.5
Household & Personal Products	4.0
Food	3.5
Utilities	3.0
Food & Staples Retailing	2.7
Retailing	2.4
Software & Services	2.2
Materials	1.2
Consumer Services	1.0

Total Common Stocks	85.8

Registered Investment Company	6.4
Treasury Bills	7.7
Other Assets and Liabilities (Net)	0.1

Net Assets	100.0%

Portfolio Composition
December 31, 2010 (Unaudited)
SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.
Notes to Portfolio Holdings (Unaudited)
1. Valuation and Investment Practices
     Portfolio Valuation Generally, the Funds’ investments are valued at market value or at fair value as determined by, or under the direction of, the Company’s Board of Directors. Portfolio securities and other assets, listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Funds’ asset due to developments since such last price) may be valued at fair value if the Investment Adviser concluded that fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Funds’ Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.
     Fair Value Measurements The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds’ assets carried at fair value as of December 31, 2010 is as follows:
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds’ assets carried at fair value as of December 31, 2010 is as follows:

	Global Value Fund
			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	December 31, 2010	Price	Inputs	Inputs

Investments in Securities:
Equity Securities
Common Stocks
Canada	$51,718,412	$51,718,412	$—	$—
Czech Republic	1,533,078	1,533,078	—	—
Finland	139,520,532	139,520,532	—	—
France	307,360,846	307,360,846	—	—
Germany	684,836,507	684,836,507	—	—
Hong Kong	55,429,200	55,429,200	—	—
Ireland	89,453	—	—	89,453
Italy	78,275,947	78,275,947	—	—
Japan	311,352,360	311,352,360	—	—
Mexico	202,488,481	202,488,481	—	—
Netherlands	426,975,900	426,975,900	—	—
Norway	97,441,218	97,441,218	—	—
Singapore	99,478,717	99,478,717	—	—
South Korea	110,705,568	110,705,568	—	—
Spain	102,161,482	102,161,482	—	—
Sweden	364,731	364,731	—	—
Switzerland	873,836,126	873,248,206	587,920	—
Thailand	38,784,203	38,784,203	—	—
United Kingdom	360,552,020	360,552,020	—	—

TWEEDY, BROWNE FUND INC.
Notes to Portfolio Holdings (Unaudited)

	Global Value Fund (continued)
			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	December 31, 2010	Price	Inputs	Inputs

Common Stocks (continued)
United States	$359,306,763	$359,306,763	$—	$—
Preferred Stocks	11,275,819	11,275,819	—	—
Registered Investment Company	315,237,306	315,237,306	—	—
Convertible Corporate Bond
Switzerland	6,406,419	—	6,406,419	—
U.S. Treasury Bill	124,937,750	—	124,937,750	—

Total Investments in Securities	4,760,068,838	4,628,047,296	131,932,089	89,453
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	19,479,107	—	19,479,107	—
Liability
Unrealized depreciation of forward exchange contracts	(121,964,475)	—	(121,964,475)	—

Total	$4,657,583,470	$4,628,047,296	$29,446,721	$89,453

Global Value Fund II - Currency Unhedged
Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	December 31, 2010	Price	Inputs	Inputs

Investments in Securities *	$72,572,838	$72,572,838	$—	$—

*	See Portfolio of Investments for security type and country breakout.

	Value Fund
			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	December 31, 2010	Price	Inputs	Inputs

Investments in Securities:
Equity Securities
Common Stocks
France	$20,800,287	$20,800,287	$—	$—
Germany	39,649,276	39,649,276	—	—
Japan	11,136,256	11,136,256	—	—
Mexico	1,612,453	1,612,453	—	—
Netherlands	30,144,089	30,144,089	—	—
South Korea	3,847,915	3,847,915	—	—
Spain	7,387,137	7,387,137	—	—
Switzerland	58,845,040	58,845,040	—	—
United Kingdom	25,358,880	25,358,880	—	—
United States	196,212,189	194,629,207	1,582,982	—
Registered Investment Company	20,876,381	20,876,381	—	—
U.S. Treasury Bill	12,989,808	—	12,989,808	—

Total Investments in Securities	428,859,711	414,286,921	14,572,790	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	1,289,456	—	1,289,456	—
Liability
Unrealized depreciation of forward exchange contracts	(3,953,612)	—	(3,953,612)	—

Total	$426,195,555	$414,286,921	$11,908,634	$—

TWEEDY, BROWNE FUND INC.
Notes to Portfolio Holdings (Unaudited)

	Worldwide High Dividend Yield Value Fund
			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	December 31, 2010	Price	Input	Input

Investments in Securities:
Equity Securities
Common Stocks *	$205,714,156	$205,714,156	$—	$—
Registered Investment Company	15,429,395	15,429,395	—	—
Treasury Bills *	18,410,075	—	18,410,075	—

Total Investments in Securities	$239,553,626	$221,143,551	$18,410,075	$—

*	See Portfolio of Investments for country breakout.
     The following is a reconciliation of the Global Value Fund’s Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Equity Securities
	Total	Ireland

Balance as of March 31, 2010	$90,224	$90,224
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(771)	(771)
Net purchases (sales)	—	—
Transfer in and/or out of Level 3	—	—

Balance as of December 31, 2010	$89,453	$89,453

     At the end of each calendar quarter, management evaluates the pricing inputs used for Level 1 and 2 assets. As of December 31, 2010, securities with an end of period value of $10,273,967 and $168,177 held by the Global Value Fund and Global Value Fund II — Currency Unhedged, respectively, were transferred from Level 2 into Level 1 due to higher trading volume.
     Foreign Currency The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of securities. All other unrealized gains and losses which result from changes in foreign currency exchange rates have been included in net unrealized appreciation (depreciation) of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.
     Forward Exchange Contracts The Global Value Fund and Value Fund are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives and may enter into forward exchange contracts for non-trading purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each of the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.
     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

TWEEDY, BROWNE FUND INC.
Notes to Portfolio Holdings (Unaudited)
     For open contracts at December 31, 2010, see the Schedule of Investments, which is also indicative of activity for the nine months ended December 31, 2010.
     Securities Transactions Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
2. Unrealized Appreciation/(Depreciation)
     At December 31, 2010, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost on the Global Value Fund, Global Value Fund II - Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, was $1,877,854,589, $6,131,927, $149,533,985 and $23,086,838, respectively. The aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value for the Global Value Fund, Global Value Fund II — Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, was $72,968,744, $963,626, $3,069,754 and $4,013,172, respectively.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tweedy, Browne Fund Inc.

By (Signature and Title)*	/s/ Thomas H. Shrager

Thomas H. Shrager, President
(principal executive officer)
Date February 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas H. Shrager

Thomas H. Shrager, President
(principal executive officer)
Date February 25, 2011

By (Signature and Title)*	/s/ Robert Q. Wyckoff, Jr.

Robert Q. Wyckoff, Jr., Treasurer
(principal financial officer)
Date February 25, 2011

*	Print the name and title of each signing officer under his or her signature.